SCHEDULE OF FINANCE EXPENSES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Bank loan		$ 19,560	$ 19,427	$ 22,755
Related party loan		1,233
Third party loan		8,486	2,014
Convertible loans		95,000	94,966	81,980
Lease liabilities (Note 13)		896	1,289	784
Total	$ 93,386	$ 125,175	$ 117,696	$ 105,519